CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED SEPTEMBER 5, 2014,

TO THE PROSPECTUS DATED JANUARY 1, 2014, AS REVISED FEBRUARY 14, 2014 & JUNE 3, 2014

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective February 2014, the following is added to the disclosure for NFJ Investment Group LLC (“NFJ”) in the Sub-advisers and portfolio managers chart on pages 6-7 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
John R. Mowrey, CFA®, Vice President, Portfolio Manager/Analyst—NFJ	2014

Effective February 2014, the following is added to the disclosure for NFJ in the Fund management section under the heading The Sub-advisers on page 57 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Large Capitalization Value Equity Investments	NFJ Investments Group LLC (“NFJ”) 2100 Ross Avenue Suite 700 Dallas, TX 75201	30%	John R. Mowrey, CFA® Vice President, Portfolio Manager/Analyst (2007-present), Mr. Mowrey has portfolio management and research responsibilities for the NFJ International Value, NFJ Small Cap Value, NFJ Dividend Value, NFJ Global Dividend Value, NFJ International Value II, NFJ International Small Cap Value and NFJ Emerging Markets Value investment strategies.	2014

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective January 2013, the following is added to the disclosure for NFJ Investment Group LLC (“NFJ”) in the Sub-advisers and portfolio managers chart on page 13 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
John R. Mowrey, CFA®, Vice President, Portfolio Manager/Analyst—NFJ	2013

Effective January 2013, the following is added to the disclosure for NFJ in the Fund management section under the heading The Sub-advisers on page 58 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Small Capitalization Value Equity Investments	NFJ Investments Group LLC (“NFJ”) 2100 Ross Avenue Suite 700 Dallas, TX 75201	35%	John R. Mowrey, CFA® Vice President, Portfolio Manager/Analyst (2007-present), Mr. Mowrey has portfolio management and research responsibilities for the NFJ International Value, NFJ Small Cap Value, NFJ Dividend Value, NFJ Global Dividend Value, NFJ International Value II, NFJ International Small Cap Value and NFJ Emerging Markets Value investment strategies.	2013

INTERNATIONAL EQUITY INVESTMENTS

Marsico Capital Management, LLC (“Marsico”) is no longer an investment sub-adviser of International Equity Investments. As such, all references to Marsico are removed from the Prospectus.

Effective August 20, 2014, Causeway Capital Management LLC (“Causeway”) will commence as a new investment sub-adviser to International Equity Investments.

Effective August 20, 2014, the following is added to the disclosure related to International Equity Investments in the Sub-advisers and portfolio managers chart on page 16 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Sarah H. Ketterer, Chief Executive Officer, Portfolio Manager—Causeway	2014
Harry W. Hartford, President, Portfolio Manager—Causeway	2014
James A. Doyle, Portfolio Manager—Causeway	2014
Jonathan P. Eng, Portfolio Manager—Causeway	2014
Kevin Durkin, Portfolio Manager—Causeway	2014
Conor S. Muldoon, CFA®, Portfolio Manager—Causeway	2014
Foster Corwith, Portfolio Manager—Causeway	2014
Alessandro Valentini, CFA®, Portfolio Manager—Causeway	2014

Effective August 20, 2014, the following is added to the disclosure related to International Equity Investments in the How the Sub-advisers select the Fund’s Investments section on page 37 of the Prospectus:

Causeway Capital Management LLC (“Causeway”) follows a value style when investing assets. This means that it buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. The Causeway considers each of the following value characteristics in purchasing or selling securities for the Fund:

•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market

•	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market

•	Financial strength

Generally, price-to-earnings and yield are the most important factors. The percentage of the Fund’s assets allocated to Causeway is 20%.

Effective August 20, 2014, the following is added to the disclosure for International Equity Investments in the Fund management section under the heading The Sub-advisers on page 59 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
International Equity Investments	Causeway Capital Management LLC (“Causeway”) 11111 Santa Monica Blvd., 15th Floor Los Angeles, CA 90025	20%	Sarah H. Ketterer Chief Executive Officer, Portfolio Manager (2001-present), Ms. Ketterer is the chief executive officer of Causeway, portfolio manager for the firm’s fundamental and absolute return strategies, and is responsible for investment research across all sectors. She co-founded the firm in June 2001.	2014
			Harry W. Hartford President, Portfolio Manager (2001-present), Mr. Hartford is the president of Causeway, portfolio manager for the firm’s fundamental and absolute return strategies, and director of research. co-founded the firm in June 2001.	2014
			James A. Doyle Portfolio Manager (2001-present), Mr. Doyle is a director of Causeway and is responsible for investment research in the global healthcare, information technology, and telecommunication services sectors. He joined the firm in June 2001.	2014

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			Jonathan P. Eng Portfolio Manager (2002-present), Mr. Eng is a director of Causeway and is responsible for investment research in the global consumer discretionary, industrials and materials sectors. He joined the firm in July 2001 as a research associate and has been a portfolio manager since February 2002.	2014
			Kevin Durkin Portfolio Manager (2006-present), Mr. Durkin is a director of Causeway and is responsible for investment research in the global consumer discretionary, consumer staples, energy, and utilities sectors. He joined the firm in June 2001 as a research associate and has been a portfolio manager since January 2006.	2014
			Conor S. Muldoon, CFA® Portfolio Manager (2010-present), Mr. Muldoon is a director of Causeway and is responsible for investment research in the global financials and materials sectors. He joined the firm in August 2003 as a research associate and has been a portfolio manager since September 2010.	2014
			Foster Corwith Portfolio Manager (2013-present), Mr. Corwith is a director of Causeway and is a portfolio manager of Causeway and is responsible for investment research in the global industrials and consumer sectors. He joined the firm in July 2006 as a research associate and has been a portfolio manager since April 2013.	2014

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			Alessandro Valentini, CFA® Portfolio Manager (2013-present), Mr. Valentini is a portfolio manager of Causeway and is responsible for investment research in the global health care and financials sectors. He joined the firm in July 2006 and has been a portfolio manager since April 2013.	2014

EMERGING MARKETS EQUITY INVESTMENTS

Effective July 1, 2014, the following replaces the disclosure for Vontobel Asset Management, Inc. (“Vontobel”) in the Sub-advisers and portfolio managers chart on page 19 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Rajiv Jain, Co-Chief Executive Officer, Chief Investment Officer, Portfolio Manager—Vontobel	2013

Effective July 1, 2014, the following replaces the disclosure for Vontobel in the Fund management section under the heading The Sub-advisers on page 60 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Emerging Markets Equity Investments	Vontobel Asset Management, Inc. (“Vontobel”) 1540 Broadway, 38th Floor New York, NY 10036	34%	Rajiv Jain Co-Chief Executive Officer, Chief Investment Officer (2002-present), Mr. Jain is Co-Chief Executive Officer of Vontobel and Chief Investment Officer of Vontobel’s global equity products.	2013

CORE FIXED INCOME INVESTMENTS

Effective July 1, 2014, Akiva Dickstein replaced Brian Weinstein as Portfolio Manager at BlackRock Financial Management, Inc. (“BlackRock”).

Effective March 31, 2014, S. Kenneth Leech replaced Stephen A. Walsh as Chief Investment Officer at Western Asset Management Company (“WAMCo”).

The following replaces the disclosure for BlackRock and WAMCo in the Sub-advisers and portfolio managers chart on page 23 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
David Antonelli, Director and Portfolio Manager—BlackRock	2012
Akiva Dickstein, Managing Director and Portfolio Manager—BlackRock	2014
S. Kenneth Leech, Chief Investment Officer—WAMCo	2014
Carl L. Eichstaedt, Portfolio Manager—WAMCo	2004
Mark S. Lindbloom, Portfolio Manager—WAMCo	2008
Michael C. Buchanan, CFA®, Portfolio Manager—WAMCo	2005
Keith J. Gardner, Portfolio Manager—WAMCo	2004

The following replaces the disclosure for BlackRock and WAMCo in the in the Fund management section under the heading The Sub-advisers on page 60 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Core Fixed Income Investments	BlackRock Financial Management, Inc. (“BlackRock”) Park Avenue Plaza 55 East 52nd St. New York, NY 10055	25%	David Antonelli Director and Portfolio Manager (2006-present), Mr. Antonelli is a portfolio manager in the Multi-sector and Mortgages Group within BlackRock Fundamental Fixed Income. He is a portfolio manager on the Institutional Multi-Sector Portfolio Team. Prior to that, he was a member of the Operations group (2002-2006).	2013
			Akiva Dickstein Managing Director and Portfolio Manager (2009-present), Mr. Dickstein is Head of Customized Core Portfolios within BlackRock’s Amercias Fixed Income Alpha Strategies. He is a portfolio manager on BlackRock’s mortgage portfolios.	2014
	Western Asset Management Company (“WAMCo”) 385 E. Colorado Blvd Pasadena, CA 91101	25%	S. Kenneth Leech Chief Investment Officer (1990-present), team leader responsible for oversight of investments and supervising the sector specialist teams dedicated to various asset classes.	2014
			Carl L. Eichstaedt Portfolio Manager (1994-present), responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.	2004

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			Mark S. Lindbloom Portfolio Manager (2006-present), responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.	2008
			Michael C. Buchanan, CFA® Portfolio Manager (2005-present), responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.	2005
			Keith J. Gardner Portfolio Manager (1994-present), responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.	2004

HIGH YIELD INVESTMENTS

Effective March 31, 2014, S. Kenneth Leech replaced Stephen A. Walsh as Chief Investment Officer at Western Asset Management Company (“WAMCo”).

The following replaces the disclosure for WAMCo in the Sub-advisers and portfolio managers chart on page 26 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
S. Kenneth Leech, Chief Investment Officer—WAMCo	2014
Michael C. Buchanan, CFA®, Portfolio Manager—WAMCo	2005

The following replaces the disclosure for WAMCo in the in the Fund management section under the heading The Sub-advisers on page 61 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
High Yield Investments	Western Asset Management Company (“WAMCo”) 385 E. Colorado Blvd Pasadena, CA 91101	50%	S. Kenneth Leech Chief Investment Officer (1990-present), team leader responsible for oversight of investments and supervising the sector specialist teams dedicated to various asset classes.	2014
			Michael C. Buchanan, CFA® Portfolio Manager (2005-present), co-team leader responsible for strategic oversight of investments and supervising sector specialist teams dedicated to various asset classes.	2005